Note 15 - Restructuring Costs and Other	12 Months Ended
Dec. 31, 2015
Restructuring And Related Activities [Abstract]
Restructuring and Related Activities Disclosure [Text Block]

NOTE 15:  RESTRUCTURING COSTS AND OTHER

Kodak recognizes the need to continually rationalize its workforce and streamline its operations in the face of ongoing business and economic changes.  Charges for restructuring initiatives are recorded in the period in which Kodak commits to a formalized restructuring plan, or executes the specific actions contemplated by the plan and all criteria for liability recognition under the applicable accounting guidance have been met.

The activity in the accrued balances and the non-cash charges and credits incurred in relation to restructuring programs during the three years ended December 31, 2015 were as follows:

(in millions)	Severance Reserve (5)	Exit Costs Reserve (5)	Long-lived Asset Impairments and Inventory Write-downs (5)	Accelerated Depreciation (5)	Total
Balance as of December 31, 2012 (Predecessor):	$38	$45	$—	$—	$83
Eight months charges - continuing operations	38	3	4	4	49
Eight months charges - discontinued operations	3	—	—	—	3
Eight months utilization/cash payments	(48)	(32)	(4)	(4)	(88)
Eight months other adjustments & reclasses (1)	(3)	(9)	—	—	(12)
Balance as of August 31, 2013 (Predecessor):	$28	$7	$—	$—	$35

Four months charges	$13	$3	$1	$—	$17
Four months utilization/cash payments	(15)	(3)	(1)	—	(19)
Four months other adjustments & reclasses (2)	—	1	—	—	1
Balance as of December 31, 2013 (Successor):	26	8	—	—	34
2014 charges - continuing operations	51	2	3	2	58
2014 charges - discontinued operations	3	—	—	—	3
2014 utilization/cash payments	(47)	(5)	(3)	(2)	(57)
2014 other adjustments & reclasses (3)	(11)	—	—	—	(11)
Balance as of December 31, 2014 (Successor):	22	5	—	—	27
2015 charges - continuing operations	32	4	1	8	45
2014 charges - discontinued operations	1	—	—	—	1
2015 utilization/cash payments	(36)	(5)	(1)	(8)	(50)
2015 other adjustments & reclasses (4)	(12)	—	—	—	(12)
Balance as of December 31, 2015 (Successor):	$7	$4	$—	$—	$11

(1)

The $(12) million includes $(5) million for amounts reclassified as Liabilities subject to compromise, $(4) million of severance-related charges for pension plan curtailments, which were reclassified to Pension and other postretirement liabilities and $(3) million of reserve adjustments due to the application of fresh start accounting, which were recorded in Reorganization items.

(2)	The $1 million represents foreign currency translation adjustments.
(3)

The $(11) million includes $(8) million of severance related charges for pension plan special termination benefits, which were reclassified to Pension and other postretirement liabilities and $(3) million of foreign currency translation adjustments.

(4)

The $(12) million includes $(9) million of severance related charges for pension plan special termination benefits, which were reclassified to Pension and other postretirement liabilities and $(3) million of foreign currency translation adjustments.

(5)	The severance and exit costs reserves require the outlay of cash, while long-lived asset impairments, accelerated depreciation and inventory write-downs represent non-cash items.

2013 Activity

The $17 million of charges for the four months ended December 31, 2013 were reported as Restructuring costs and other in the accompanying Consolidated Statement of Operations.  The $52 million of charges for the eight months ended August 31, 2013 includes $4 million for accelerated depreciation and $2 million for inventory write-downs which were reported in Cost of revenues, $43 million reported as Restructuring costs and other and $3 million which were reported as (Loss) earnings from discontinued operations in the accompanying Consolidated Statement of Operations.

The 2013 severance costs related to the elimination of approximately 825 positions, including approximately 500 manufacturing/service, 300 administrative and 25 research and development positions.  The geographic composition of these positions included approximately 375 in the U.S. and Canada, and 450 throughout the rest of the world.

Severance payments for these initiatives were substantially completed in 2015.   Certain exit costs, such as long-term lease payments, will continue beyond 2015.

2014 Activity

The $61 million of charges for the year ended December 31, 2014 includes $2 million for accelerated depreciation which was reported in Cost of revenues, $56 million which was reported as Restructuring costs and other and $3 million which was reported in (Loss) earnings from discontinued operations in the accompanying Consolidated Statement of Operations.

The 2014 severance costs related to the elimination of approximately 775 positions, including approximately 325 manufacturing/service, 350 administrative and 100 research and development positions.  The geographic composition of these positions included approximately 425 in the U.S. and Canada, and 350 throughout the rest of the world.

Severance payments for these initiatives will continue through 2016 since, in many instances, the employees whose positions were eliminated can elect or are required to receive their payments over an extended period of time.  In addition, certain exit costs, such as long-term lease payments, will continue beyond 2015.

2015 Activity

Restructuring actions taken in 2015 were initiated to reduce Kodak’s cost structure as part of its commitment to drive sustainable profitability and included continued progress toward the Leeds plate manufacturing facility exit, a Kodak Technology Center workforce reduction, and various targeted reductions in service, sales, research and development and other administrative functions.

As a result of these actions, for the year ended December 31, 2015 Kodak recorded $46 million of charges, including $8 million for accelerated depreciation which was reported in Cost of revenues, $37 million which was reported as Restructuring costs and other and $1 million which was reported in (Loss) earnings from discontinued operations in the accompanying Consolidated Statement of Operations.

The 2015 severance costs related to the elimination of approximately 600 positions, including approximately 250 manufacturing/service, 250 administrative and 100 research and development positions.  The geographic composition of these positions included approximately 275 in the U.S. and Canada, and 325 throughout the rest of the world.

As a result of these initiatives, severance payments will continue through 2016 since, in many instances, the employees whose positions were eliminated can elect or are required to receive their payments over an extended period of time.  In addition, certain exit costs, such as long-term lease payments, will be paid throughout 2016 and beyond.

Leeds Plate Manufacturing Facility Exit

On March 3, 2014, Kodak announced a plan to exit its prepress plate manufacturing facility located in Leeds, England.  This decision was pursuant to Kodak’s initiative to consolidate manufacturing operations globally, and is expected to result in a more efficient delivery of its products and solutions.  Kodak began the exit of the facility in the second quarter of 2014, and phased out production at the site in the third quarter of 2015 and expects to complete the exit of the facility by the second quarter of 2016.

As a result of the decision, Kodak currently expects to incur total charges of $25 to $30 million, including approximately $10 million of charges related to separation benefits, $13 to $15 million of non-cash related charges for accelerated depreciation and asset write-offs,  and $2 to $5 million in other cash related charges associated with this action.

Kodak incurred severance charges of $7 million, long-lived asset impairment charges of $1 million, accelerated depreciation charges of $8 million and other exit costs of $1 million in the year ended December 31, 2015 under this program.

On a cumulative basis as of December 31, 2015, Kodak has recorded severance charges of $10 million, long-lived asset impairment charges of $3 million, accelerated depreciation charges of $10 million, and other exit costs of $1 million.